Investments in associates and joint ventures (Details 2)	12 Months Ended
Jun. 30, 2022 USD ($) shares
La Rural S. A. [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Organization of events
Common share 1 vote | shares	714,998
Share capital (nominal value)	$ 1
Loss for year	(58)
Shareholders equity	$ 339
Quality [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Real estate
Common share 1 vote | shares	225,146,912
Share capital (nominal value)	$ 406
Loss for year	(1,965)
Shareholders equity	$ 7,563
New Lipstick [Member]
Statement [Line Items]
Place of business / Country of incorporation	U.S.
Main activity	Real estate
Common share 1 vote | shares	0
Share capital (nominal value)	$ 0
Loss for year	(1)
Shareholders equity	$ (42)
BHSA [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Financial
Common share 1 vote | shares	448,689,072
Share capital (nominal value)	$ 1,500
Loss for year	(2,920)
Shareholders equity	$ 31,251
TGLT [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Real estate
Common share 1 vote | shares	257,330,595
Share capital (nominal value)	$ 925
Loss for year	(2,950)
Shareholders equity	$ 4,084